Note 4 - Grant Income 1 (Details Textual) - Jun. 30, 2021 € in Millions, $ in Millions	USD ($)	EUR (€)
Pieris Pharmaceuticals, Inc. [Member]
Grants Receivable	$ 17	€ 14.2